INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2021	2020	2019
(millions of Canadian $)

Current
Canada	29	(54)	84
Foreign[1]	276	306	615
	305	252	699
Deferred
Canada	(327)	(224)	(29)
Foreign	142	166	84
	(185)	(58)	55
Income Tax Expense	120	194	754
1The 2019 current foreign income tax expense mainly relates to the sale of certain Columbia Midstream assets in August 2019. Refer to Note 28, Acquisitions and dispositions, for additional information.

Schedule of Geographic Components of Income

year ended December 31	2021	2020	2019
(millions of Canadian $)

Canada	(292)	691	1,144
Foreign	2,458	4,416	4,043
Income before Income Taxes	2,166	5,107	5,187

Reconciliation of Income Tax Expense

year ended December 31	2021	2020	2019
(millions of Canadian $)

Income before income taxes	2,166	5,107	5,187
Federal and provincial statutory tax rate	23.0%	24.0%	26.5%
Expected income tax expense	498	1,226	1,375
Valuation allowance releases	(8)	(400)	(259)
Foreign income tax rate differentials	(230)	(258)	(180)
Income tax differential related to regulated operations	(139)	(228)	(159)
Income from non-controlling interests and equity investments	(70)	(141)	(78)
Alberta tax rate reduction	—	—	(32)
Non-taxable portion of capital gains	—	(62)	(28)
Non-deductible goodwill on the Columbia Midstream asset disposition	—	—	154
Impact of Mexico inflationary adjustments	32	7	13
Other	37	50	(52)
Income Tax Expense	120	194	754

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2021	2020
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,163	1,389
Regulatory and other deferred amounts	537	532
Unrealized foreign exchange losses on long-term debt	130	154
Financial instruments	—	48
Other	46	70
	1,876	2,193
Less: Valuation allowance	229	243
	1,647	1,950
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	5,616	6,124
Equity investments	1,219	1,087
Taxes on future revenue requirement	333	287
Other	112	81
	7,280	7,579
Net Deferred Income Tax Liabilities	5,633	5,629
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2021	2020
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 14)	509	177
Deferred Income Tax Liabilities
Deferred income tax liabilities	6,142	5,806
Net Deferred Income Tax Liabilities	5,633	5,629

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2021	2020	2019
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	52	29	19
Gross increases – tax positions in prior years	5	26	13
Gross decreases – tax positions in prior years	(1)	(2)	(1)
Gross increases – tax positions in current year	26	1	—
Lapse of statutes of limitations	(2)	(2)	(2)
Unrecognized Tax Benefit at End of Year	80	52	29